                                  UNITED STATES
                        SECURITIES AND EXHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nuveen Investment Solutions, Inc.
Address: 333 W. Wacker Dr., 30th Floor
         Chicago, IL 60606

13F File Number: 145-6515

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mary E. Keefe
Title: Vice President and Chief Compliance Officer
Phone: 312-917-7700

Signature, Place, and Date of Signing:


/s/ Mary E. Keefe                            Chicago, IL       November 11, 2009
-------------------------------------   --------------------   -----------------
[Signature]                                 [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section]
None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:           13
Form 13F Information Table Value Total:      $65,128
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File #   Name
---   ---------------   ----
1     028-11405         Nuveen Investments, Inc.

                                                                                          INVSTMT  VOTING AUTHORITY
                                                                  VALUE SHARES/ SH/ PUT/  DSCRETN ------------------
  NAME OF ISSUER                       TITLE OF CLASS    CUSIP   X$1000 PRN AMT PRN CALL MANAGERS  SOLE  SHARED NONE
  --------------                      ---------------- --------- ------ ------- --- ---- -------- ------ ------ ----
D ISHARES BARCLAYS US TIPS FUND       com              464287176  16734  162660 sh       sole     162660
D ISHARES MSCI EMERGING MKTS INDEX    com              464287234  11672  299980 sh       sole     299980
D ISHARES BARCLAYS 1-3 YR TSY BD FD   com              464287457   9643  114780 sh       sole     114780
D ISHARES MSCI EAFE GROWTH INDEX FUND com              464288885   7059  132320 sh       sole     132320
D ISHARES IBOXX INV GR CORP BOND FUND com              464287242   5519   51730 sh       sole      51730
D ISHARES DOW JONES REAL ESTATE INDEX com              464287739   5330  124935 sh       sole     124935
D ISHARES BARCLAYS 3-7 YR TSY BD FD   com              464288661   3712   33000 sh       sole      33000
D ISHARES BARCLAYS 7-10 YR TSY BF FD  com              464287440   1483   16050 sh       sole      16050
D ISHARES BARCLAYS CREDIT BOND        com              464288620   1482   14450 sh       sole      14450
D ISHARES S&P NATIONAL MUNI BOND FUND com              464288414   1091   10315 sh       sole      10315
D ISHARES JPMORGAN EM BOND FUND       com              464288281    544    5280 sh       sole       5280
D SPDR BARCLAYS CAPITAL MUNI BOND ETF com              78464A458    468   20100 sh       sole      20100
D ISHARES COMEX GOLD TRUST            com              464285105    392    3965 sh       sole       3965